Label	Element	Value
PACE® High Yield Investments
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Supplement [Text Block]	ck0000930007_SupplementTextBlock

UBS PACE

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® High Yield Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (The "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), dated November 28, 2014, as supplemented.

July 1, 2015

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® High Yield Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "PACE High Yield Investments Fund summary" and sub-captioned "Principal investments" on page 29 of the Multi-Class Prospectus and beginning on page 30 of the Class P Prospectus is revised by replacing the second sentence of the third paragraph in its entirety with the following:

The fund may invest in a number of different countries throughout the world, including the US, Europe and emerging market countries.

The section captioned "PACE High Yield Investments Fund summary" and sub-captioned "Management process" on page 29 of the Multi-Class Prospectus and page 31 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph with the following:

Nomura Corporate Research and Asset Management Inc. ("NCRAM") currently serves as the fund's investment advisor. NCRAM has retained Nomura Asset Management Singapore Limited ("NAM Singapore" and, together with NCRAM, "Nomura") as a sub-manager to provide certain investment advisory services pursuant to a sub-management contract between NCRAM and NAM Singapore.

The same section of each Prospectus is revised by replacing the second paragraph in its entirety with the following:

Nomura believes that a total return strategy driven by credit research and a team effort is the best way to generate alpha in high yield. Nomura focuses on companies that can carry their debt loads through the economic cycle (i.e., "Strong Horse" credits), generating strong, sustainable cash flows that enable them to de-lever their balance sheets and improve their ratings. As their credit quality improves, the income generated by the bonds of these companies may be supplemented by capital appreciation. Nomura believes these companies are less likely to default on payments of principal or interest to bondholders. The approach is a collaborative effort, with ideas generated by the entire investment team. Nomura analysts are organized on a sector basis and trained to focus on the return being offered for the risk being taken. Bonds included in portfolios managed by Nomura must receive endorsement from the portfolio manager and the analyst, which encourages a sense of ownership across the investment team. In seeking total return through Strong Horse companies, Nomura focuses on avoidance of credit loss and a deep understanding of relative value and the catalysts that drive bond price appreciation.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The section captioned "PACE High Yield Investments Fund summary" and sub-captioned "Principal risks" beginning on page 29 of the Multi-Class Prospectus and page 31 of the Class P Prospectus is revised by deleting the "Swap agreement risk" and "Structured security risk" disclosures from that section.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE High Yield Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 31 of the Multi-Class Prospectus and beginning on page 32 of the Class P Prospectus is revised by inserting the following before the final sentence of the first paragraph:

This may be particularly true given that another investment advisor was responsible for managing the fund's assets during previous periods. Nomura assumed day-to-day management of the fund's assets on or around July 1, 2015.